                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03287

                           NEW ALTERNATIVES FUND, INC.

                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747

                         DAVID J. SCHOENWALD, PRESIDENT
                           NEW ALTERNATIVES FUND, INC.
                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747

Registrant's telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Annual Financial Report (12/31/04) is attached herewith.

                                     ANNUAL
                                FINANCIAL REPORT

                                DECEMBER 31, 2004

                                                    NEW ALTERNATIVES FUND, INC.
                                                        FINANCIAL HIGHLIGHTS
                                         STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                                            For each share of capital stock outstanding*

                                                 Year         Year         Year        Year         Year        Year         Year
                                                  End          End          End         End          End         End          End
                                                12/31        12/31        12/31       12/31        12/31       12/31        12/31
                                                 2004         2003         2002        2001         2000        1999         1998

NET ASSET VALUE AT BEGINNING
OF PERIOD                                     $ 29.69      $ 24.21      $ 34.71     $ 41.29      $ 28.85     $ 28.54      $ 32.07
                                              -------      -------      -------     -------      -------     -------      -------
Investment income                             $  0.59      $  0.58      $  0.62     $  0.75      $  0.79     $  0.66      $  0.52

Expenses                                        (0.42)       (0.37)       (0.37)      (0.43)       (0.42)      (0.38)       (0.37)
                                              -------      -------      -------     -------      -------     -------      -------
Net investment income                            0.17         0.21         0.25        0.32         0.37        0.28         0.15
Net realized & unrealized
gain (loss) on investments                       3.79         5.48       (10.50)      (5.45)       14.56        2.14        (3.22)
                                              -------      -------      -------     -------      -------     -------      -------

Total from investment operations                 3.96         5.69       (10.25)      (5.13)       14.93        2.42        (3.07)

Distributions from net
investment income                               (0.17)       (0.21)       (0.25)      (0.32)       (0.37)      (0.28)       (0.15)
Distributions from net
realized gain                                   (0.00)       (0.00)       (0.00)      (1.13)       (2.12)      (1.83)       (0.16)
                                              -------      -------      -------     -------      -------     -------      -------
Total distributions                             (0.17)       (0.21)       (0.25)      (1.45)       (2.49)      (2.11)       (0.31)

Net change in net asset value                    3.79         5.48       (10.50)      (6.58)       12.44        0.31        (3.53)
                                              -------      -------      -------     -------      -------     -------      -------
Net asset value as of end
of the period                                 $ 33.48      $ 29.69      $ 24.21     $ 34.71      $ 41.29     $ 28.85      $ 28.54
                                              =======      =======      =======     =======      =======     =======      =======
Total return
(Sales load not reflected)                      13.34%        23.5%       -29.5%      -12.4%        51.7%        8.5%       -10.0%

Net assets, end of period
(in thousands)                                $52,615      $44,901      $36,723     $49,245      $52,773     $32,555      $33,021

Ratio of operating expense
to net assets**                                  1.32%        1.39%        1.32%       1.14%        1.11%       1.13%        1.18%

Ratio of net investment income
to average net assets**                          0.65%        0.82%        0.89%       0.87%        1.01%       0.89%        0.49%

Portfolio turnover**                            50.05%        32.7%        32.6%       29.3%        59.7%       87.3%        32.4%

Number of shares
outstanding at end of period***             1,565,049    1,512,199    1,516,709   1,368,171    1,211,783   1,058,230    1,156,952

                                                Year         Year         Year        Year         Year        Year         First
                                                 End          End          End         End          End         End         Seven
                                               12/31        12/31        12/31       12/31        12/31       12/31        Months
                                                1997         1996         1995        1994         1993        1992     4/30/1983
                                                                                                                             ****

NET ASSET VALUE AT BEGINNING
OF PERIOD                                     $ 30.87      $ 30.51      $ 28.14     $ 30.00      $ 29.95     $ 29.19      $ 12.50
                                              -------      -------      -------     -------      -------     -------      -------
Investment income                             $  0.64      $  0.73      $  0.75     $  0.72      $  0.62     $  0.62      $  0.38

Expenses                                        (0.38)       (0.39)       (0.40)      (0.40)       (0.33)      (0.28)       (0.20)
                                              -------      -------      -------     -------      -------     -------      -------
Net investment income                            0.26         0.34         0.35        0.32         0.29        0.34         0.18
Net realized & unrealized
gain (loss) on investments                       3.16         3.72         5.14       (1.43)        0.58        1.10         3.08
                                              -------      -------      -------     -------      -------     -------      -------
Total from investment operations                 3.42         4.06         5.49       (1.11)        0.87        1.44         3.26

Distributions from net
investment income                               (0.26)       (0.34)       (0.35)      (0.32)       (0.29)      (0.34)       (0.18)
Distributions from net
realized gain                                   (1.96)       (3.36)       (2.77)      (0.43)       (0.53)      (0.34)       (0.19)
                                              -------      -------      -------     -------      -------     -------      -------
Total distributions                             (2.22)       (3.70)       (3.12)      (0.75)       (0.82)      (0.68)       (0.37)

Net change in net asset value                    1.20         0.36         2.37       (1.86)        0.05        0.76         2.89
                                              -------      -------      -------     -------      -------     -------      -------
Net asset value as of end
of the period                                 $ 32.07      $ 30.87      $ 30.51     $ 28.14      $ 30.00     $ 29.95      $ 15.39
                                              =======      =======      =======     =======      =======     =======      =======

Total return
(Sales load not reflected)                      11.1%        13.3%        19.5%       -3.7%         2.9%        4.9%         10.4%

Net assets, end of period
(in thousands)                               $37,941      $35,549      $32,236     $28,368      $31,567     $28,896          $163

Ratio of operating expense
to net assets**                                 1.15%        1.21%        1.28%       1.30%        1.11%       1.04%         1.08%

Ratio of net investment income
to average net assets**                         0.79%        1.04%        1.12%       1.04%        0.96%       1.25%         1.69%

Portfolio turnover**                            53.9%        51.2%       48.72%       33.0%       18.36%       13.1%         74.5%

Number of shares
outstanding at end of period***             1,111,377    1,038,561      965,769     984,847    1,026,460     945,006        10,592

*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized (includes state taxes, does not include foreign currency translations)
***  Shares immediately prior to dividend - Fund commenced operation on
     September 3, 1982
**** At this time the Fund was on a fiscal year. Table for 1983-1990 is available on request. Deleted to make space.

The accompanying notes are an integral part of these financial statements.

MANAGEMENT'S DISCUSSION OF FINANCIAL PERFORMANCE FOR THE YEAR 2004

FUND PERFORMANCE: The Fund was up 13.32% for the year including a distribution of a $0.165 income dividend.

FACTORS AFFECTING THE FUND: Factors include U.S. National Energy Policy, the US
Presidential election, the Kyoto Climate Change Agreement, the continued decline in the value of the U.S. dollar relative to foreign currencies, and an increase in short-term interest rates.

The US Congress again failed to approve long anticipated energy legislation and the US administration continued to resist joining other nations in agreeing to limit Greenhouse gas emissions. President George Bush defeated John Kerry, viewed as the environmental candidate, in the US Presidential election. We believe these developments had negative impact on development and investor enthusiasm for the domestic alternate energy industry (especially the fuel cell industry which hoped the U.S. energy bill would provide a favorable tax subsidy)
-- excepting to the extent there was a perceived demand for the products of the
U.S. companies overseas.

Late in the year, the US Congress approved legislation extending tax benefits for wind power which lapsed for most of 2004 thereby slowing development of wind power in the U.S. and reducing the income of those foreign wind turbine manufacturers with a share of the US market.

Russia agreed in late 2004 to sign the Kyoto agreement which was thereby to go into effect in 2005 in most developed countries, excluding the U.S. and
Australia.

There was a degree of international investor enthusiasm for development of alternate energy internationally, particularly on account of large subsidies for solar energy in Germany, support for wind in Spain and Canada, and demand for power in China and India.

Fuel prices increased worldwide much of the year partly on account of growing demand in Asia, and in the U.S. there was recognition that new domestic oil and gas supplies were limited.

The US dollar declined relative to the European Euro currency, the UK pound, the
Japanese Yen, the Canadian dollar and the currencies of Australia and New
Zealand. The currency fluctuations were generally positive for the value of the

Fund's foreign investments, notwithstanding having a negative impact on the income of foreign companies paid in U.S. dollars for goods sold in the U.S.

In January, the Fund's shareholders approved a proxy resolution increasing the percentage of assets the Fund could invest in foreign companies. The Fund increased holdings of foreign companies which benefited fund performance.

Investments in dividend paying shares continued to perform relatively well as investors sought dividend yields to provide income as an alternative to low interest rates provided by banks, and enjoyed beneficial tax treatment of dividends. U.S. short-term interest rates increased from about 1% at the beginning of the year to approximately 2% at year end.

PORTFOLIO HOLDINGS AND CHANGES:

RENEWABLE ENERGY: A number of the Fund's holdings of renewable energy companies which produce electricity from renewable sources performed well, including
Pacific Hydro (Australia), Canadian Hydro Development (Canada) and Trust Power
(New Zealand). Each of these companies produce approximately equal amounts of power from wind and run-of-the- river hydro. The performance of our domestic hydro power holding, Idacorp, was not great - as poor hydro conditions in their region continued for a fifth year and their utility regulators were not supportive.

International wind turbine manufacturers and wind project developers Gamesa
(Spain) and the EHN division of Acciona (Spain) performed relatively well, while the performance of Danish wind turbine manufacturer Vestas was poor on account of difficulties with an offshore wind project and reduced demand from their U.S.
customers.

SOLAR: The Fund's solar relating holdings, ATS automation (Canada); Sharp,
Kyocera and Sanyo (each based in Japan) performed reasonably well. For each of these companies, solar is only a portion of their overall business, although in the case of the Japanese companies, they are the largest producers of solar products in the world. Germany proved to be the strongest market for solar, although there is growing interest in China.

BIOMASS: The Fund's holdings of biomass related investments, Abengoa (Spain) and
Genencor (U.S.) performed reasonably well. There was a perception that the economics of fuel produced from biomass improved both on account of improvements in the technology of converting biomass to fuel, and because fuel prices increased.

BATTERIES FOR HYBRID AUTOMOBILES: The Fund owns shares of two companies,
Matsushita and Sanyo (both of Japan) which produce nickel metal hydride batteries which are used in hybrid autos. Both performed reasonably well.

FUEL CELLS: The Fund's stationery power fuel cell investments, Fuel Cell Energy and Plug Power did not perform well - as sales were modest and `cash burn' from product development was high. (`Cash burn' is the use of capital where companies are not receiving significant income from the development of products).

ENERGY CONSERVATION: The Fund's investments in U.S. semi-conductor companies
International Rectifier and Linear Technology whose products conserve electricity use, performed poorly, although somewhat better than other semiconductor manufacturers. Our efficient electric motor holding, Baldor
Electric, and our LED manufacturing investment, Cree, performed reasonably well, as did our investment in Intermagnetics General, which has a division developing superconductive (low resistance) wire.

NATURAL FOODS: The Fund's two natural food related companies had divergent performances, with US natural food distributor, United Natural Foods performing well, and our Canadian holding, SunOpta (both a producer of Soy products and a
Canadian natural food distributor) performed poorly.

WATER: The Fund's water utility holding Aqua America, and water metering company
Badger Meter performed well, while the performance of Canadian water purification company Zenon, was modest.

NATURAL GAS UTILITIES: The Fund's portfolio includes eight natural gas utilities companies and each performed well. During 2004, the Fund sold two companies involved in natural gas production, Questar (for environmental reasons), and
Chesapeake Energy (for concern about corporate management).

CASH AND TREASURY HOLDINGS: We ended the year with 11.07% of assets in cash, socially responsible banks and U.S. Treasury Bills. This was a reduction from
13.7% a year earlier.

INCOME FROM DIVIDENDS AND INTEREST/EXPENSES: Dividend income from the Fund's portfolio holdings (particularly foreign holdings) increased modestly, while interest income from Treasury bills and socially concerned bank accounts declined somewhat. Fund expenses increased on account of higher advisory, transfer agent and accounting costs based on increased fund assets, somewhat higher out of pocket costs from PFPC in connection with servicing shareholder accounts and compliance. Another higher expense was foreign exchange currency translation on account of the Fund's investment in additional percentage of foreign

portfolio shares and the increasing value of foreign currency in which those shares were purchased.

REALIZED AND UNREALIZED CAPITAL GAIN/LOSS: The Fund realized increased capital gains in 2004 compared to the past two years. This was attributable to increased share prices of portfolio holdings and an effort to realize gains to offset prior tax loss carry forwards. The Fund still has tax loss carry forwards it would have to offset before distributing a capital gain dividend.

CORPORATE GOVERNANCE AND REGULATORY:

APPROVAL OF THE MANAGEMENT AGREEMENT: The Fund's Directors approved the investment advisory agreement with Accrued Equities Inc. at the annual shareholder meeting on September 23, 2004. The factors considered by the board included the advisor's research, familiarity and experience investing in Fund's areas of concentration, and the Fund's reasonable expense ratio given the Fund's reasonably small size. Also considered were the advisor's efforts in coordinating relationships with outside service providers in the areas of transfer agency, fund accounting, custodian services and auditing, as well as its efforts to obtain reasonable rates for commissions on trading of the Fund's portfolio securities, and it's efforts to maintain good relations with Fund shareholders, and to comply with changing securities regulation.

STRATEGY: The Fund's strategy continues to seek long-term gain by investing in clean energy, alternative energy and environmentally oriented investments, both in the United States and abroad, with concern for socially responsible behavior.
Investment in foreign companies increased in 2004. The Fund also maintains investments in a number of dividend paying domestic utilities (natural gas and water) which produce reasonable income.

                                 [CHART OMITTED]

Value of $10,000 Investment Over Past 10 Years

                  Fund              S&P 500           Russell 2000
1994           $9,525.00           $9,998.30           $10,000.00
1995          $11,381.80          $13,710.60           $12,845.00
1996          $12,897.20          $16,822.20           $14,963.14
1997          $14,326.00          $22,387.80           $18,308.90
1998          $12,889.00          $28,727.10           $17,842.02
1999          $13,980.20          $34,718.40           $21,635.24
2000          $21,216.60          $31,581.10           $20,981.85
2001          $18,580.70          $27,840.90           $21,504.30
2002          $13,093.80          $21,722.80           $17,100.22
2003          $16,173.20          $27,887.00           $25,180.07
2004          $18,327.60          $30,879.60           $29,795.58

                              FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as sales loads and (2) ongoing costs, including management fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses:

The first line of the following table ("Actual") provides information about the actual account values and actual expenses. You may use the information in this line, together with you account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: The Fund's Transfer Agent, PFPC, Inc. charges an annual IRA maintenance fee of $12 for IRA accounts. That fee is not reflected in the accompanying tables.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do no reflect any transaction costs, such as fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

NEW ALTERNATIVES FUND, INC.
--------------------------------------------------------------------------------
                           Beginning             Ending           Expenses Paid
                       Account Value      Account Value          During Period*
                              7/1/04           12/31/04      7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                     $1,000.00          $1,084.55                    $6.92

Hypothetical
(assumes 5% return
before expenses)           $1,000.00           $1018.28                    $6.72

*    Expenses are equal to the Fund's annualized expense ration for the six-month period (1.32%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

Top Ten Portfolio Holdings
December 31, 2004 (unaudited)
                                                                   Percentage
   Name                                                            of Net Assets
   ----                                                            -------------
   Acciona.......................................................     4.6444%
   New Jersey Resources..........................................     4.5495%
   KeySpan Corp..................................................     4.5176%
   South Jersey Industries.......................................     4.5142%
   Gamesa Corporation Techologica................................     4.4089%
   Badger Meter..................................................     4.2872%
   Abengoa.......................................................     3.7720%
   Baldor Electric...............................................     3.6780%
   Kyocera Corp..................................................     3.6731%
   Praxair Inc...................................................     3.3706%
                                                                     --------

   Total of Top Ten..............................................    41.4155%

Sector Diversification (As a Percentage of Portfolio)
December 31, 2004 (unaudited)

   Alternate Energy (Biomass)....................................       4.71%
   Alternate Energy (Fuel Cell)..................................       3.12%
   Alternate Energy (Geothermal).................................        .47%
   Alternate Energy (Solar Cell).................................       7.65%
   Alternate Energy (Wind & Hydro Power Producers & Waves).......       3.48%
   Alternate Energy (Wind Turbines/Wind Projects)................      10.24%
   Alternate Energy Related (Batteries for Hybrid Automobiles)...       2.36%
   Energy Conservation...........................................       8.63%
   Industrial Catalysts (Fuel Cells & Clean Air).................       3.20%
   Natural Gas (Distribution)....................................      25.67%
   Natural Foods.................................................       4.52%
   Other (Industrial Gases Including Hydrogen)...................       3.37%
   Recycling.....................................................       2.07%
   Water.........................................................       9.44%
   Bank Money Market and U.S. Treasury Bills   ..................      11.07%

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

COMMON STOCKS: 88.93%
---------------------
                                                         SHARES     MARKET VALUE
                                                         ------     ------------
ALTERNATE ENERGY AS A GROUP:                32.03%
----------------------------
ALTERNATE ENERGY (WIND & HYDRO POWER         3.48%
PRODUCERS & WAVES:)
------------------------------------
  ***Canadian Hydro Development (Canada)                200,000          565,872
  Idacorp Inc.                                            5,000          152,850
  **Pacific Hydro (Australia)                           300,000          940,681
  **Trust Power Ltd. (New Zealand)                       40,000          164,684
                                                                    ------------
                                                                       1,824,087
                                                                    ------------
ALTERNATE ENERGY (FUEL CELL):                3.12%
-----------------------------
  *FuelCell Energy, Inc.                                150,000        1,485,000
  ***ITM Power PLC (United Kingdom)                      30,000           39,742
  *Medis Technologies Ltd.                                1,000           18,350
  *Plug Power Inc.                                       15,000           91,650
                                                                    ------------
                                                                       1,634,742
                                                                    ------------
ALTERNATE ENERGY (SOLAR CELL):               7.65%
------------------------------
  ***ATS Automation (Canada)                             50,000          448,608
  Kyocera Corp. (ADR) (Japan)                            25,000        1,924,500
  Sharp Corp. Ltd. (ADR) (Japan)                        100,000        1,632,670
                                                                    ------------
                                                                       4,005,778
                                                                    ------------
ALTERNATE ENERGY (WIND TURBINES/WIND        10.24%
PROJECTS):
------------------------------------
  **Acciona (Spain)                                      27,500        2,433,397
  **Gamesa Corporation Techologica (Spain)              165,000        2,310,045
  **Vestas Wind Systems (Denmark)                        50,000          621,283
                                                                    ------------
                                                                       5,364,725
                                                                    ------------
ALTERNATE ENERGY (BIOMASS):                  4.71%
---------------------------
  **Abengoa (Spain)                                     200,000        1,976,349
  *Genencor International                                30,000          492,000
                                                                    ------------
                                                                       2,468,349
                                                                    ------------
ALTERNATE ENERGY (GEOTHERMAL):               0.47%
------------------------------
  Ormat Technologie                                      15,000          244,200
                                                                    ------------
                                                                         244,200
                                                                    ------------
ALTERNATE ENERGY RELATED (BATTERIES FOR      2.36%
HYBRID AUTOMOBILES):
---------------------------------------
  Matsushita Electric (ADR) (Japan)                      50,000          802,500
  Sanyo Electric (ADR) (Japan)                           25,000          432,000
                                                                    ------------
                                                                       1,234,500
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2004

                                                         SHARES     MARKET VALUE
                                                         ------     ------------
INDUSTRIAL  CATALYSTS (FUEL CELLS
& CLEAN AIR):                                3.20%
---------------------------------
  Engelhard Corp.                                        30,000          920,100
  **Johnson Matthey (United Kingdom)                     40,000          758,745
                                                                    ------------
                                                                       1,678,845
                                                                    ------------
WATER:                                       9.44%
------
 Aqua America                                            70,000        1,721,300
 Badger Meter                                            75,000        2,246,250
  ***Zenon Environmental Inc. (Canada)                   50,000          978,592
                                                                    ------------
                                                                       4,946,142
                                                                    ------------
ENERGY CONSERVATION:                         8.63%
--------------------
 Baldor Electric                                         70,000        1,927,100
 *Cree, Inc.                                              5,000          200,400
 *Intermagnetics General Corp.                           20,000          508,200
 *International Rectifier                                15,000          668,550
  Linear Technology Corp.                                30,000        1,162,800
  ***RailPower Technologies Corp. (Canada)               10,000           51,997
                                                                    ------------
                                                                       4,519,047
                                                                    ------------
NATURAL FOODS:                               4.52%
--------------
 *SunOpta, Inc. (Canada)                                200,000        1,436,000
 *United Natural Foods                                   30,000          933,000
                                                                    ------------
                                                                       2,369,000
                                                                    ------------
RECYCLING:                                   2.07%
----------
 *Caraustar Industries                                    1,000           16,820
  Commercial Metals                                      15,000          758,400
 *Kadant, Inc.                                           15,000          307,500
                                                                    ------------
                                                                       1,082,720
                                                                    ------------
NATURAL GAS DISTRIBUTION:                   25.67%
-------------------------
 Atmos Energy Corp.                                      40,000        1,094,000
 Equitable Resources                                     25,000        1,516,500
 KeySpan Corp.                                           60,000        2,367,000
 New Jersey Resources                                    55,000        2,383,700
 Piedmont Natural Gas                                    60,000        1,394,400
 South Jersey Industries                                 45,000        2,365,200
 The Laclede Group                                       50,000        1,557,500
 WGL Holdings                                            25,000          771,000
                                                                    ------------
                                                                      13,449,300
                                                                    ------------
OTHER (INDUSTRIAL GASES INCLUDING
HYDROGEN):                                   3.37%
---------------------------------
 Praxair Inc.                                            40,000        1,766,000
                                                                    ------------
TOTAL COMMON STOCK (COST $38,721,110) (A)                           $ 46,587,435
-----------------------------------------                           ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2004

CERTIFICATES OF DEPOSITS AND
U.S. TREASURY BILLS:                                    11.07%
----------------------------

SOCIALLY CONCERNED BANKS
------------------------
  Alternatives Federal Credit Union
    Certificate of Deposit maturity 01/31/05 0.50%                  $   100,000
  Chittenden Bank
    Certificate of Deposit maturity 12/03/05 2.00%                      100,000
  Community Capital Bank
    Certificate of Deposit maturity 01/01/05 1.00%                      100,000
  Self-Help Credit Union
    Certificate of Deposit maturity 02/09/05 2.26%                      100,000
  South Shore Bank
    Certificate of Deposit maturity 01/24/05 1.85%                      100,000

  U.S. Treasury Bills (at various yields maturing
  at various dates in January, 2005 maturity value
  $5,300,000)                                                         5,296,272
                                                                    -----------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                            $ 5,796,272
                                                                    ===========

Total Common Stock (88.93%)                                         $46,587,435
Bank Money Market and U.S. Treasury Bills (11.07%)                    5,796,272
                                                                    -----------

TOTAL INVESTMENTS (100%)                                            $52,383,707
                                                                    ===========
*   Securities for which no cash dividends were
    paid during the fiscal year.
**  Foreign Exchange Securities traded on a
    foreign exchange.
*** Foreign Exchange Securities traded on a
    foreign exchange with no cash dividend.

(a) Aggregate cost for Federal income tax purposes
    is $8,721,110.
    Aggregate unrealized appreciation is                            $ 8,951,971
    Aggregate unrealized depreciation is                             (1,085,646)
                                                                    -----------
     Net aggregate unrealized appreciation is                       $ 7,866,325
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                     ASSETS
                                     ------

Investment securities at fair value (cost: $38,721,110)
  (notes 2A and 5)...............................................  $  46,587,435
U.S. Treasury Bills at fair value................................      5,296,272
Cash, Savings and Certificates of Deposit........................        500,000
Cash.............................................................        243,237
Receivables:  Dividends..........................................         66,531
              Interest...........................................            727
              Subscriptions......................................         34,473
Prepaid Insurance & Filing Fees..................................         19,287
                                                                          ------
TOTAL ASSETS                                                          52,747,962
                                                                      ----------

                                   LIABILITIES
                                   -----------

Payables:
Investment securities purchased..................................             -
Capital stock reacquired.........................................         20,572
Advisory fee.....................................................         31,674
Other accounts payable and accruals..............................         40,700
Dividend distribution payable....................................         39,782
                                                                          ------
TOTAL LIABILITIES................................................        132,728
                                                                         -------
NET ASSETS                                                          $ 52,615,234
----------                                                          ============

                             ANALYSIS OF NET ASSETS
                             ----------------------

Net capital paid in shares of capital stock......................    $46,374,549
                                                                     -----------
Undistributed net investment income..............................             69
Accumulated net realized gain on investments.....................      1,342,820
Net unrealized gain on investments...............................      4,897,796
                                                                       ---------
Distributable earnings...........................................      6,240,685
                                                                       ---------

NET ASSETS (equivalent to $33.48 per share based on 1,565,048.77
            shares of capital stock outstanding)                    $ 52,615,234
                                                                    ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDING DECEMBER 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $16,711)............ $   866,379
Interest...........................................................      60,058
Other net income...................................................       3,602
                                                                          -----
Total Income.......................................................     930,039
                                                                        -------

EXPENSES:

Management fee (note 4)............................................     336,220
Custodian fees: PFPC Trust.........................................      32,760
Other..............................................................         277
Auditor............................................................      22,430
Directors..........................................................       3,947
Filing fees........................................................      11,200
Postage and printing...............................................      15,155
Bond and insurance.................................................       9,603
Transfer Agent-PFPC, Inc...........................................      59,637
Accounting/Pricing-PFPC, Inc.......................................      37,791
Shareholder service costs..........................................      94,675
                                                                         ------
Total Expenses.....................................................     623,695
                                                                        -------

NET INVESTMENT INCOME..............................................     306,344
                                                                        -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTES 2B & 5)

Proceeds from sales................................................  21,113,233
Cost of securities sold............................................ (16,215,437)
Foreign currency transactions gains (loss).........................     (48,094)
                                                                        -------
Net Realized Gain/Loss.............................................   4,849,702
                                                                      ---------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

Beginning of period................................................   6,890,583
End of period......................................................   7,866,325
Foreign currency translations......................................         (28)
                                                                            ---
Total Unrealized Appreciation (Depreciation) For The Period........     975,714
                                                                        -------

Net Realized and Unrealized Gain (Loss) On Investments.............   5,825,416
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.... $ 6,131,760
                                                                    ===========

The accompanying notes are an intergral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     2004           2003

FROM INVESTMENT ACTIVITIES:
---------------------------

Net investment income                            $    306,344   $    326,943
Net realized gain (loss) from security
   transactions and foreign currency
   transactions                                     4,849,702     (2,076,610)
Unrealized appreciation of investments                975,714     10,389,102
                                                      --------    ----------

Increase in net assets derived from
   investment activities                            6,131,760      8,639,435
                                                    ----------     ---------

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------

From net investment income dividends to
   shareholders                                      (258,444)      (319,119)

Distributions (capital gain) to shareholders                0              0

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------

Net increase from
  capital transactions (note 3)                     1,840,778       (141,739)
                                                    ---------       --------

INCREASE IN NET ASSETS:                             7,714,094      8,178,577
-----------------------

NET ASSETS AT:
--------------

Beginning of the period                            44,901,140     36,722,563
                                                   -----------    ----------

END OF THE PERIOD                                $ 52,615,234   $ 44,901,140
                                                 =============  ===========

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS FOR THE
                         PERIOD ENDING DECEMBER 31, 2004

1) ORGANIZATION - The New Alternatives Fund, Inc. is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The
Fund commenced operations September 3, 1982. The investment objective of the
Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

     A. SECURITY VALUATION - Listed U.S. investments are stated at the last reported sale price at the closing of a national securities stock exchange and the NASD National Market System on December 31, 2004 and at the mean between the bid and asked price on the over the counter market if not traded on the day of valuation. Company shares traded on foreign markets are stated at their foreign reported value at 4:00 PM EST-as trading in some foreign markets does not coincide with trading on U.S. markets.
     Portfolio securities for which there are no such quotations or valuations are determined in good faith by or at the direction of the Fund's Board of
     Directors.

     B. FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
     dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

     C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security
     transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

     D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Certificates of Deposit interest income is accrued daily. Expenses are accrued on a daily basis.

     E. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund distributes all of its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities (common stocks) owned by the Fund on December 31, 2004 for federal tax purposes is $38,721,110.

                           NEW ALTERNATIVES FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS FOR THE
                         PERIOD ENDING DECEMBER 31, 2004

     The Fund had net realized capital losses of $1,683,717 from 2003 which can be carried forward to future years to offset future net realized capital gains through 2011.

     F. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported AMOUNTS of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On December 31, 2004, there were 1,571,654.661 shares outstanding.
Aggregate paid in capital including reinvestment of dividends was $46,374,549.
Transactions in capital stock were as follows:

                               Year End 12/31/04          Year End 12/31/03
                               -----------------          -----------------
                              Shares       Amount        Shares        Amount
Capital stock sold         128,552.699   $3,961,831    119,607.769   $2,984,036
Capital stock issued
Reinvestment of dividends    6,524.850      218,451      9,137.686      271,259
Redemptions                (75,622.199)  (2,339,504)  (133,255.877)  (3,397,034)
                           -----------   ----------   ------------   ----------
Net Increase (Decrease)     59,455.350   $1,840,778     (4,510.422)  $ (141,739)
                           ============  ===========  =============  ===========

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to
agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The
Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued
Equities, Inc. reduces its management fee by the amount of such excess expenses.
The annualized expense ratio for the year ended December 31, 2004 was 1.32%. The
Fund pays no remuneration to its officers, David Schoenwald and Maurice
Schoenwald, who are also Directors. They are also officers of Accrued Equities,
Inc. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission is shared with other brokers who actually sell new shares. Their share of the commission may vary.
The Fund paid Accrued Equities, Inc. a total of $28,447 in underwriting fees for the year ended December 31, 2004. The Fund also paid Accrued Equities, Inc.
$63,197 in commissions for the year ended December 31, 2004.

5) PURCHASES AND SALES OF SECURITIES - For the year ended December 31, 2004, the aggregate cost of securities purchased totaled $23,119,301. Net realized gains
(loss) were computed on a first in, first out basis. The amount realized on sales of securities for the year ending December 31, 2004 was $21,113,233.

6) DIRECTORS FEES - The amount charged for the year ended December 31, 2004 for
Directors compensation was $3,947. Only non-interested Directors are compensated. A non-interested Director is not part of the management of the
Fund. Each non-interested Director receives $500 of compensation, or $1,000 for members of the Audit Committee, and may also receive payment for travel costs to
Directors meetings. There was no additional compensation paid to any Director for board service other than that stated. See note

4 for compensation regarding interested Directors.

7) PROXY VOTING - The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Proxy votes of the Fund are available by calling the Fund.

                            JOSEPH A. DON ANGELO, CPA
                               22 JERICHO TURNPIKE
                             MINEOLA, NEW YORK 11501

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Shareholders and
Board of Directors of
New Alternatives Fund, Inc.

We have audited the accompanying statement of assets and liabilities of New
Alternatives Fund, Inc., including the schedule of investments, as of December
31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the last two years and the financial highlights for each of the last five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The 1999 and the prior years financial highlights were audited by other auditors whose report, dated February 8, 2000,expressed an unqualified opinion on them.

We conducted our audits in accordance with auditing standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis of our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New
Alternatives Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in net assets for each of the last two years in the period then ended, and the financial highlights for each of the last five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Joseph A. Don Angelo, CPA
Mineola, New York
February 24, 2005

                        THE FUND'S DIRECTORS AND OFFICERS

As is true of most mutual funds, daily management is delegated by the Board of
Directors to the Fund Manager, Accrued Equities, Inc.

a)                             CONTROLLING PERSONS
                        INTERESTED DIRECTORS AND OFFICERS

1                           2               3                 4                          5*              6
Name                        Position(s)     Term of           Principal                  Number          Other
Address                     Held with       Office and        Occupations                Portfolios      Directorships
and Age                     Fund            Length of         During Past                In Fund         Held by
                                            Time Served       5 Years                    Complex         Director

Maurice L. Schoenwald       Founder         All since 1982    Serving                    No complex      None
5270 Gulf of Mexico         Director        To the present    New Alternatives           One Portfolio
Drive, FL 34228             Chairperson                       Fund
Age 84

David Schoenwald            Founder         All Since 1982    Serving                    No Complex      None
Valley Court                Director        To the present    New Alternatives           One Portfolio
Huntington Bay, NY          President                         Fund
Age 54

* There is only one portfolio. There is no complex. No director, except the two insider directors, oversees the single and only portfolio.

The inside officers and directors have no present enterprise, employment, position or commercial investment activity excepting to provide service to the
Fund. Maurice on occasion does pro bono legal work. This is becoming less frequent because of increasing age and decreasing general legal knowledge.

                              INDEPENDENT DIRECTORS

1                           2               3                 4                          5*              6
Name                        Position(s)     Term of           Principal                  Number          Other
Address                     Held with       Office and        Occupations                Portfolios      Directorships
and Age                     Fund            Length of         During Past                In Fund         Held by
                                            Time Served       5 Years                    Complex         Director

Sharon Reier                Director        Since 1982        Financial Journalist       No Complex      None
Coconut Creek, FL                           to the present    contributing to Business   One Portfolio
& Paris, France                                               Week & International
Age 56                                                        Herald Tribune.

                                                              Former Regional Editor
                                                              Financial World Magazine:
                                                              Former Editor with Board
                                                              Room; Former Contributing
                                                              Editor Institutional
                                                              Investor; formerly staff
                                                              of Forbes & American
                                                              Banker.

*Dorothy Wayner            Director          Since 1982       President Dwayner/           No complex         None
East 58th Street           Audit Committee   (Since 2002)     Communications/              One Portfolio
New York, NY                                                  Advertising and
Age 66                                                        Publishing, NY.
                                                              MBA-New York
                                                              University: Member and
                                                              former Officer and Board
                                                              Director of Advertising
                                                              Women of New York, a
                                                              private organization;
                                                              President Kaleidoscope
                                                              Kids, Inc., a non-profit
                                                              organization promoting
                                                              creativity in middle
                                                              school kids.

John C. Breitenbach        Director          Since 2000       History Teacher, Town        No complex         None
Delaware Avenue                              to the present   Planning Administrator,      One Portfolio
Silver Bay, NY 12874                                          Village Volunteer Fireman,
Age 48                                                        Clerk Warren County Family
                                                              Court, Drafted storm water
                                                              and water quality
                                                              preservation Regulations
                                                              for county and city and
                                                              Lake George Basin Admitted
                                                              to NY Bar, 1999.

Preston Pumphrey           Director          Since 2003       Retired CEO and former       No Complex         None
Syosset, NY 11747          Audit Committee   (Since 2002)     owner of Pumphrey            One Portfolio
Age 69                                                        Securities, Inc. a
                                                              registered securities
                                                              broker/dealer.
                                                              Responsibilities included
                                                              preparation of broker/
                                                              dealer filings and audited
                                                              annual reports. Former
                                                              adjunct Professor of
                                                              Finance, C.W. Post College.
                                                              NASD Dispute Resolution
                                                              Board of Arbitrators.
                                                              A Director of American Red
                                                              Cross of Nassau County, NY.

Murray E. Rosenblith       Director          Since 2003       Executive Director of the    No Complex         None
280 St. Johns Place                                           A.J. Mustie Memorial         One Portfolio
Brooklyn, NY 11238                                            Institute, an organization
Age 53                                                        concerned with exploration
                                                              of the link between
                                                              nonviolence and social
                                                              change. Responsible for
                                                              executive management and
                                                              administration of
                                                              non-endowing operating
                                                              foundation, making grants
                                                              to projects in the peace
                                                              and social justice movement.
                                                              Responsibilities included
                                                              fund

                                                              raising, management of
                                                              investments, maintaining
                                                              financial records.

*    There is only one portfolio. There is no complex No director, except the two insider directors, oversees Portfolios.

Form N-CSR to New Alternatives Fund Inc.

Item 1. Annual Financial Report. (with item from N1A on Directors and Officers)

Item 2. Code of Ethics:

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer/principal financial officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     b) The code of ethics means the written standards that are reasonably designed to deter wrongdoing and promote:

     1.   Honest and ethical conduct.

     2.   Full,fair , accurate disclosure in reports and documents the registrant files

     3.   Compliance with applicable government laws, rules and regulations,

     4.   The prompt internal reporting of violations of the code to an appropriate person,

     5.   Accountibility for adherence to the code.

     c) There have been no amendments during the period covered by this report to a provision of the code of ethics that applies to registrant's principal executive officer/principal financial officer or persons performing similar functions, regardless of whether these individuals are employed by registrant or a third party, and that relates to any element of the code of ethics description.

     d) The registrant has not granted any waivers to the code of ethics.

Item 3. Audit Committee Financial Expert. The Registrants Board of Directors has
determined that it does have an `audit committee financial expert'. It has two independent audit committee experts; Preston Pumphrey and Dorothy Waynor.

Item 4. Principal Accountant Fees and Services.

     (a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $21,662 in 2004, and $18,525 in 2003.

     (b)  Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

     (c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $720 for 2004 and
          $650 for 2003. These services are related to the preparation, review and filing of the registrant's tax returns.

     (d)  All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1)    Disclose the audit committee's pre-approval policies and
               procedures described in paragraph (c)(7) of Rule 2-01 of
               Regulation S-X.

               The Audit Committee will be responsible for evaluating the provision of non-audit services to the Company as required by
               Section 201 of the Sarbanes-Oxley Act of 2002 and the rules and regulations promulgated thereunder (collectively, the "2002 Act")
               and any pre-approval requests submitted by the independent accountants as required by Section 202 of the 2002 Act.

     (e)(2)    The percentage of services described in each of paragraphs (b)
               through (d) of this Item that were approved by the audit
               committee pursuant to paragraph (c)(7)(i)(C) of Rule2-01 of
               Regulation S-X are as follows:

               (b)  Not applicable.

               (c)  100%

               (d)  Not applicable.

     (f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

     (g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1132 for 2004, and $1155 for 2003.

     (h)  The registrant's audit committee of the board of directors has not considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
        Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment
        Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

     (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule
          30a-3(c) under the Investment Company Act of 1940, as amended (the
          "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within
          90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the
          1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b)
          or 240/15d-15(b)).

     (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
          (17CFR 270.30a-3(d) that occurred during the registrants last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         Item 11. Exhibits.

          (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

          (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley
          Act of 2002 are attached hereto.

          (a)(3) Not applicable.

          (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

(registrant)                         New Alternatives Fund Inc.

By (Signature and Title)             /s/ David J Schoenwald
                                     ----------------------
                                     David J Schoenwald, Chief Executive Officer
                                     Principal executive officer

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant in the capacities and on the dates indicated.

By (signature and title)             /s/ David J Schoenwald
                                     ----------------------
                                     David J Schoenwald, Chief Executive Officer
                                     (principal executive officer)

Date: February 28, 2005

By (signature and title)             /s/ David J Schoenwald
                                     -----------------------
                                     David J Schoenwald, Chief Financial Officer
                                     (principal financial officer)

Date: February 28, 2005

                  ETHICS CODES - - NEW ALTERNATIVES FUND, INC.
                  FUND MANAGERS, ADVISORS AND FUND UNDERWRITERS
                             MARCH 14, 2003 RESTATED

This Code of Ethics is intended to minimize conflicts of interest, and the appearance of conflicts of interest, between the personnel of the Accrued
Equities, Inc. and the Fund in the securities markets and compliance with applicable securities laws.

Background: There is only one Fund, New Alternatives Fund. There is a manager,
Accrued Equities, Inc. The manager is also the advisor and the underwriter.

Fund Family: This Fund is called an orphan fund among those in the fund business. There is no association with other funds, no complex of funds, no stock classes and only one portfolio. There is no association with banks, brokerage houses, public companies or any group that could be seen as the basis for a conflict of interest.

The only business of Accrued Equities, Inc. is service to New Alternatives Fund.

HISTORY: Accrued Equities, Inc was founded by Maurice Schoenwald in 1954 to serve private clients of a then solo law firm. Starting in 1966 there were some public investments.

New Alternatives was founded by Maurice and David Schoenwald in 1982. For the early years of the Fund Accrued Equities Inc. was also the transfer agent. There are no sub-advisors.

The original Fund shareholders were friends and neighbors of Maurice who helped garner the original $100,000.00 required to start a fund. Maurice paid all expenses for starting with no remuneration. All the initial shareholders became members of the Board of Directors, except for two. One of the two was the Dean of a law school. He became counsel to the Fund. No charges or fees were paid to the Dean. The other became an adviser in managing cash. He had just retired as a
Treasurer of a publicly traded major retail company. He did not charge for any service. He did not render much service. He recommended Treasury Bills for unused cash. His estate redeemed his shares. Neither had inside knowledge. The
Dean has since retired. He is no longer a shareholder. His services have never been called on since 1982, except to confirm that the Fund is a duly registered
New York corporation. He has never charged anything or been paid anything, directly or indirectly. Legal questions such as preparing this document are prepared by Maurice and David Schoenwald without any charge.

WHO MANAGES THIS SMALL FUND?

Only two persons, currently, serve all of the functions listed in the title of this report. They are: David Schoenwald President of the Fund and CEO of the
Advisor and Underwriter and Maurice Schoenwald, now 84 years of age, who is a part time consultant and Chairman of the Fund. Both are now portfolio managers who operate by consensus. They are not paid by the Fund. They are paid by
Accrued Equities, Inc. The office receptionist and secretary is also paid by
Accrued Equities, Inc.

Maurice was mostly a neighborhood lawyer with some special SEC experience; David had been a newspaper reporter and then served (with his mother who served as senior social worker for the firm) with Law Services, a law firm for the poor.

ACCESS TO INFORMATION: Who has access to choosing stocks and choosing to sell stocks of the Fund? By choice the independent directors have decided not to be a part of that activity. They therefore cannot choose to make investments with help from close or early Fund information. There are no other access persons in all of the entities listed above, as access persons are defined under Rule
17j-1. Should or when this status changes, the rules will need to be revisited.

DAVID AS AN INVESTOR: David rarely invests in stocks. At this time, and for several years previous his only stock investment has been in our Fund shares. He also owns less than 100 shares of a utility given to him by his father when he was a teenager.

MAURICE AS AN INVESTOR: Maurice has always been self employed excepting for a few years (1942 - 1945) in the Navy and a few semesters of teaching as an adjunct professor. Most of his living comes from dividends of a wide variety of stocks which he has owned for a long time.

The items which are listed below that have been the same as those held by the
Fund were purchased by Maurice many years ago.

They are investments in IRA accounts are without a specific date. The brokerage houses began showing the date of purchase in Maurice's IRA accounts after 1990, when they were transferred to the brokers.

Maurice's IRA Items were not dated before1990. Because the date of purchase is of no importance in an IRA account there was no effort made to check out the date of purchase. Personal, non IRA, holdings are all dated.

The holdings are Nicor, more than 10 years ago; Linear Technology (1994), New
Jersey Resource Corp. (1990); Fuel Cell Energy (1993); International Rectifier
(1996); Atmos Energy, more than 10 years ago. Susan (Maurice's wife) has
Piedmont Natural Gas 1983. There of course will be changes in years to come. The changes will be required to comply with the Fund Code of Ethics. The above listings complied with the Code of Ethics before there was a written Code of
Ethics.

Neither of the present two access persons, Maurice or David, has ever borrowed or loaned his shares, sold short, traded options or used puts. Nor has the Fund ever engaged in such activities.

Neither Maurice or David has ever been challenged for unethical conduct as lawyers or as officers of a mutual fund or in any other capacity. THE CODE: It is appropriate that there be a Code of Ethics. The Securities Exchange
Commission (SEC) also desires such a code.

GENERAL: 2. Prohibited Securities Transactions. No Access Person shall employ any device, scheme or artifice to defraud the Fund; make any untrue statement of a material fact to the Fund or omit to state to the Fund a material fact or engage in any act, practice or course of business which would operate as a fraud or deceit upon the Fund; or engage in any manipulative practice with respect to the Fund.

BLACKOUT PERIODS: The securities which are the subject of these rules are the stocks invested in by the Fund. Treasury Bills which the Fund uses among other things as a place to store cash and socially responsible federally guaranteed banks and other banks are not the subject of this Code. Stocks not the subject of Fund investment or consideration are not part of the Code.

The fund rule requires that any transaction of Access Persons in shares that the fund is purchasing or selling or considering the purchase or sale will not take place until the fund has completed its transaction. They will also not take place within the same week.

LIMITED OFFERINGS: There have been offerings limited made to the Fund base upon purchases made upon the exercise of rights distributed by an issuer on a pro rata basis to all holders of a class of its securities. Sales of any such rights so acquired are not limited offerings because they are available equally to all existing shareholders.

Limited offerings in the form of gifts or bargains to insiders or "good customers" are not acceptable.

It is further declared that neither of the interested persons shall take an action or employment or material benefit that could be seen as a conflict of interest.

They shall not receive any compensation, directly or indirectly from any issuer other than the New Alternatives Fund without the approval of the Board of
Directors.

SHORT-TERM TRADING: Neither of the Access Persons have ever engaged in short term trading (in and out within 60 days). Unless an exception is approved, there will be no short term trading by Access Persons that relate to Fund investments.

SERVICE AS A DIRECTOR OUTSIDE THE FUND OR THE FUND MANAGER: No Access Person has
ever been offered a directorship. If such a position was offered, it would be considered. If such a position were offered, the person would be obliged to consult and obtain approval of the independent directors.

REPORTS: Each Access Person will have a copy of his portfolio sent to the office for inspection at least quarterly. A copy of all confirmations shall be sent to the Fund office as soon as transmitted.

The fund rule is that each Access Person will have his portfolio, if any, available for inspection at the Fund office quarterly. A written summary report of relevant (covered) transactions shall be provided each year to the independent directors. Reports shall include price, broker, name and type of securities, date of transaction.

After the reports of the portfolio of Maurice, including IRA accounts, and his wife are received at the fund office for inspection, they are sent to Maurice if he is out of the state of the office location. They are returned to the office when he returns to the state. This includes confirmations.

These rules apply to the Fund, the manager, advisor and underwriter (which in this case involves the same two persons).

It is further declared that neither shall take an action or employment that could be or seen as a conflict of interest.

GIFTS: Any gifts or gratuities from companies that are in business connection with the Fund received in any 90 day period from any one person or business entity, or several related persons or business entities, having an aggregate fair market value of more than $150 shall be reported to and considered by the
Board of Directors.

SANCTIONS: Any violations of this Code will be reported to and subject to review by the Board of Directors. (a) If the Board determines that a violation of this
Code has occurred, they may impose such sanctions as is deemed appropriate, including, among other things: (i) a letter of censure, (ii) forfeiture of any profit made or loss avoided from a transaction in violation of this Code, or (b)
Any Access Person subject to any sanctions imposed by the Review Person under this Code shall be entitled, upon request made within 60 days of the imposition of such sanctions, to a complete review of the matter by the board of directors.

RECORDS: The Adviser shall maintain records in the manner and to the extent set forth below, and shall be available for examination by representatives of the
Securities and Exchange Commission ("SEC"):

A copy of this Code and any other code which is, or at any time within the past five years has been, in effect shall be preserved in an easily accessible place;
A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs. A copy of each report made pursuant to this Code shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place. A list of all persons who are required, or within the past five years have been required, to make reports pursuant to this Code shall be maintained in an easily accessible place; and a record of any decision, and the reasons supporting the decision, to approve the acquisition by an Access Person of securities under
Section 5(a) shall be preserved for a period of not less than five years from the end of the fiscal year in which the approval is granted.

CONFIDENTIALITY: All reports of securities transactions and any other information filed pursuant to this Code shall be treated as confidential, except to the extent required by law.

Maurice Schoenwald
Chairperson of New Alternatives and
Minority Shareholder of Accrued Equities, Inc.